Significant Accounting Policies - Creations and Redemptions of Shares (Detail) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 27, 2017	Mar. 31, 2018	Sep. 30, 2017
Activity in Number of Shares Issued and Outstanding:
Creations	10	40,000	220,000
Redemptions		(20,000)	(100,000)
Net change in number of Shares Issued and Outstanding		20,000	120,000
Activity in Value of Shares Issued and Outstanding:
Creations		$ 4,814	$ 26,550
Redemptions		(2,393)	(11,840)
Net change in value of Shares Issued and Outstanding		$ 2,421	$ 14,710
SPDR Long Dollar Gold Trust [Member]
Activity in Number of Shares Issued and Outstanding:
Creations	10	40,000	220,000
Redemptions		(20,000)	(100,000)
Net change in number of Shares Issued and Outstanding		20,000	120,000
Activity in Value of Shares Issued and Outstanding:
Creations		$ 4,814	$ 26,550
Redemptions		(2,393)	(11,840)
Net change in value of Shares Issued and Outstanding		$ 2,421	$ 14,710